INVESTMENTS IN UNCONSOLIDATED ENTITIES - Entities Equity In Earnings (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments	$ 55,955	$ 38,606	$ 129,988	$ 93,485	$ 226,024	$ 199,233
The TIC Interest
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments					269,191	30,038
Rich Uncles Real Estate Investment Trust I ("REIT I")
Schedule of Equity Method Investments [Line Items]
Income (Loss) from Equity Method Investments					$ (43,167)	$ 169,195